PROPERTIES AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PROPERTIES AND EQUIPMENT, NET
Properties and equipment, gross	$ 68,328	$ 66,105
Less: Accumulated depreciation and amortization	(21,208)	(16,860)
Properties and equipment, net	47,120	49,245
Depreciation and amortization expenses	6,559	5,341	3,736
Buildings
PROPERTIES AND EQUIPMENT, NET
Properties and equipment, gross	31,238	30,921
Equipment and furniture
PROPERTIES AND EQUIPMENT, NET
Properties and equipment, gross	13,886	13,653
Aerial photogrammetry equipment
PROPERTIES AND EQUIPMENT, NET
Properties and equipment, gross	7,423	7,394
Office improvements
PROPERTIES AND EQUIPMENT, NET
Properties and equipment, gross	9,073	8,015
Vehicles
PROPERTIES AND EQUIPMENT, NET
Properties and equipment, gross	3,594	3,521
Software
PROPERTIES AND EQUIPMENT, NET
Properties and equipment, gross	$ 3,114	$ 2,601